RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
RELATED PARTIES
Schedule of benefits to directors

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)

Compensation to directors not employed by the Group or on its behalf	$45	$30
Share-based payments to directors not employed by the Group or on its behalf	64	51
	$109	$81
Number of directors who received the above compensation from the Group	5	4

Schedule of compensation of key management personnel

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Short-term employee benefits	$698	$826
Share-based payments	369	574
Post-employment benefits	—	18
	$1,067	$1,418
Number of key officers	7	7